UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Raptor Capital Management LP
           --------------------------------------------------
Address:   50 Rowes Wharf, 6th Floor
           --------------------------------------------------
           Boston, MA  02110
           --------------------------------------------------

Form 13F File Number:
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Daly
           --------------------------------------------------
Title:     Attorney-in-Fact
           --------------------------------------------------
Phone:     617-772-4120
-           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Brian Daly                     Boston, MA            5/15/2009
   --------------------------   -------------------------    -----------
             [Signature]              [City, State]            [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             61
                                               -------------

Form 13F Information Table Value Total:          $359,433
                                               -------------
                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.



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

   COLUMN 1                 COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
   NAME OF                   TITLE                  VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
   ISSUER                   OF CLASS     CUSIP     (X $1000)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS   SOLE      SHARED    NONE

AETNA INC NEW                  COM      00817Y108   7,299     300,000   SH             Sole         0       300,000      0       0
AMERICAN TOWER CORP            CL A     029912201     609      20,000   SH             Sole         0        20,000      0       0
AMYLIN PHARMACEUTICALS INC     COM      032346108     588      50,000   SH             Sole         0        50,000      0       0
APPLE INC                      COM      037833100  24,125     229,500   SH             Sole         0       229,500      0       0
ARCH CAP GROUP LTD             ORD      G0450A105   1,508      27,992   SH             Sole         0        27,992      0       0
AUTONATION INC                 COM      05329W102   4,164     300,000   SH             Sole         0       300,000      0       0
AXSYS TECHNOLOGIES INC         COM      054615109   1,135      27,000   SH             Sole         0        27,000      0       0
BANK OF AMERICA CORPORATION    COM      060505104   3,410     500,000   SH             Sole         0       500,000      0       0
BOSTON SCIENTIFIC CORP         COM      101137107   7,354     925,000   SH             Sole         0       925,000      0       0
CF INDS HLDGS INC              COM      125269100  61,341     862,378   SH             Sole         0       862,378      0       0
CF INDS HLDGS INC              COM      125269100  35,565     500,000   SH    PUT      Sole         0       500,000      0       0
CHESAPEAKE ENERGY CORP         COM      165167107   4,134     242,350   SH             Sole         0       242,350      0       0
COMMSCOPE INC                  COM      203372107   2,301     202,589   SH             Sole         0       202,589      0       0
COMTECH TELECOMMUNICATIONS C   COM NEW  205826209     639      25,800   SH             Sole         0        25,800      0       0
CONTINENTAL RESOURCES INC      COM      212015101   2,269     107,000   SH             Sole         0       107,000      0       0
CROWN CASTLE INTL CORP         COM      228227104   3,307     162,007   SH             Sole         0       162,007      0       0
DEVON ENERGY CORP NEW          COM      25179M103   3,218      72,000   SH             Sole         0        72,000      0       0
DISCOVER FINL SVCS             COM      254709108     473      75,000   SH             Sole         0        75,000      0       0
DISH NETWORK CORP              CL A     25470M109     556      50,000   SH             Sole         0        50,000      0       0
FIDELITY NATIONAL FINANCIAL    CL A     31620R105   3,451     176,886   SH             Sole         0       176,886      0       0
FLAGSTAR BANCORP INC           COM      337930101      19      25,000   SH             Sole         0        25,000      0       0
GENWORTH FINL INC              COM CL A 37247D106   2,375   1,250,000   SH             Sole         0     1,250,000      0       0
HILLTOP HOLDINGS INC           COM      432748101   5,229     458,700   SH             Sole         0       458,700      0       0
HUNTSMAN CORP                  COM      447011107     668     213,300   SH             Sole         0       213,300      0       0
INTERMUNE INC                  COM      45884X103   4,311     262,200   SH             Sole         0       262,200      0       0
INVESCO LTD                    SHS      G491BT108     964      69,586   SH             Sole         0        69,586      0       0
JAMES RIVER COAL CO            COM NEW  470355207     531      43,026   SH             Sole         0        43,026      0       0
JPMORGAN CHASE & CO            COM      46625H100   3,526     132,667   SH             Sole         0       132,667      0       0
LOEWS CORP                     COM      540424108     221      10,000   SH             Sole         0        10,000      0       0
MAKO SURGICAL CORP             COM      560879108   7,328     949,287   SH             Sole         0       949,287      0       0
MAXIM INTEGRATED PRODS INC     COM      57772K101   8,489     642,600   SH             Sole         0       642,600      0       0
MBIA INC                       COM      55262C100   3,363     734,201   SH             Sole         0       734,201      0       0
MCGRAW HILL COS INC            COM      580645109   4,002     175,000   SH             Sole         0       175,000      0       0
MEMC ELECTR MATLS INC          COM      552715104   1,402      85,000   SH             Sole         0        85,000      0       0
MOODYS CORP                    COM      615369105   5,678     247,712   SH             Sole         0       247,712      0       0
MORGAN STANLEY                 COM NEW  617446448   4,440     195,000   SH             Sole         0       195,000      0       0
NOBLE ENERGY INC               COM      655044105   3,879      72,000   SH             Sole         0        72,000      0       0
OCCIDENTAL PETE CORP DEL       COM      674599105   5,287      95,000   SH             Sole         0        95,000      0       0
PACTIV CORP                    COM      695257105   5,107     350,000   SH             Sole         0       350,000      0       0
QUALCOMM INC                   COM      747525103   9,042     232,381   SH             Sole         0       232,381      0       0
REINSURANCE GROUP AMER INC     COM NEW  759351604     418      12,897   SH             Sole         0        12,897      0       0
SANDISK CORP                   COM      80004C101   9,200     727,237   SH             Sole         0       727,237      0       0
SCRIPPS NETWORKS INTERACT IN   CL A COM 811065101     225      10,000   SH             Sole         0        10,000      0       0
SLM CORP                       COM      78442P106   7,883   1,592,441   SH             Sole         0     1,592,441      0       0
SLM CORP                       COM      78442P106  14,850   3,000,000   SH   CALL      Sole         0     3,000,000      0       0
SPDR GOLD TRUST                GOLD SHS 78463V107  15,799     175,000   SH             Sole         0       175,000      0       0
TELLABS INC                    COM      879664100   2,753     601,000   SH             Sole         0       601,000      0       0
TENET HEALTHCARE CORP          COM      88033G100     580     500,000   SH             Sole         0       500,000      0       0
TERADATA CORP DEL              COM      88076W103     162      10,000   SH             Sole         0        10,000      0       0
TERADYNE INC                   COM      880770102   1,095     250,000   SH             Sole         0       250,000      0       0
TERRA INDS INC                 COM      880915103  13,764     490,000   SH             Sole         0       490,000      0       0
THERMO FISHER SCIENTIFIC INC   COM      883556102   1,784      50,000   SH             Sole         0        50,000      0       0
TIVO INC                       COM      888706108   3,186     452,488   SH             Sole         0       452,488      0       0
TYCO INTL LTD BERMUDA          SHS      G9143X208   9,719     496,894   SH             Sole         0       496,894      0       0
VERIFONE HLDGS INC             COM      92342Y109     109      16,077   SH             Sole         0        16,077      0       0
VERTEX PHARMACEUTICALS INC     COM      92532F100   9,358     325,709   SH             Sole         0       325,709      0       0
WATSON PHARMACEUTICALS INC     COM      942683103   4,667     150,000   SH             Sole         0       150,000      0       0
WENDYS ARBYS GROUP INC         COM      950587105   4,393     873,400   SH             Sole         0       873,400      0       0
WILLIAMS COS INC DEL           COM      969457100   4,552     400,000   SH             Sole         0       400,000      0       0
XL CAP LTD                     CL A     G98255105   3,300     604,483   SH             Sole         0       604,483      0       0
XTO ENERGY INC                 COM      98385X106   8,329     272,000   SH             Sole         0       272,000      0       0

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